UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
REVENUES:
Time charter revenues (Note 1)	$ 9,273	$ 22,473
Prepaid charter revenue amortization	0	(2,709)
Time charter revenues, net	9,273	19,764
EXPENSES:
Voyage expenses	1,013	1,951
Vessel operating expenses	11,117	16,778
Depreciation and amortization of deferred charges (Note 5)	4,026	7,107
General and administrative expenses (Note 4)	3,289	3,721
(Gain) / Loss on vessels' sale (Note 5)	(945)	497
Foreign currency losses	9	85
Operating loss	(9,236)	(10,375)
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 4 and 6)	(3,878)	(3,466)
Interest income	53	64
Gain from bank debt write off (Note 6)	42,185	0
Total other income /(expenses), net	38,360	(3,402)
Net income / (loss)	$ 29,124	$ (13,777)
Earnings / (Loss) per common share, basic (Note 9)	$ 736.43	$ (443.23)
Earnings / (loss) per common share, diluted (Note 9)	$ 707.40	$ (443.23)
Weighted average number of common shares, basic (Note 9)	39,166	31,083
Weighted average number of common shares, diluted (Note 9)	40,789	31,083